Convertible Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Debt
Convertible Securities
10.	Convertible Securities

During the period from August 26, 2024 to January 10, 2025, the Company issued $4,772,907 in convertible promissory notes (the “2024 Notes”) of which $1,000,000 was issued in the three months ended March 31, 2025. The 2024 Notes accrue interest at 12%

per annum, beginning on the date the note proceeds were received by the Company from the note-holder and through the maturity date August 26, 2025. The 2024 Notes were to automatically convert into preferred shares upon an equity offering by the Company that closes before the maturity date. Due to the variable redemption feature, the share settlement provision was bifurcated from the 2024 Notes and recorded as a derivative liability. The day one derivative liability was $289,000 in the three months ended March 31, 2025 and was recorded as a discount on the 2024 Notes. The Company recorded $135,000 in other expense during the three months ended March 31, 2025 to represent the debt discount of the derivative liability. The Company paid $116,440 in deferred financing costs related to the 2024 Notes. Deferred financing costs are amortized over the term of the 2024 Notes. Amortization expense related to the deferred financing costs was $16,655 for the three months ended March 31, 2025.

On February 14, 2025 the 2024 Notes and accrued interest of $169,711 converted into 6,027,707,347 and 4,059,267,542 shares of Series 2-B and Series 2-C preferred stock, respectively at a conversion price of $0.00049 per share. The fair value of the Series 2-B and Series 2-C preferred stock was approximately $8,553,000 at the conversion date resulting in a loss on extinguishment of approximately $3,071,000 and was recorded as a component of other expense on the consolidated statements of operations and comprehensive loss for the three months ended March 31, 2025.

During the period from November 28, 2025 to December 22, 2025, the Company issued $5,353,018 in convertible promissory notes (the “2025 Notes”). The 2025 Notes accrue interest at 12% per annum, beginning on the date the note proceeds were received by the Company from the note-holder and through the maturity date November 28, 2026. The 2025 Notes were to automatically convert into preferred shares upon an equity offering by the Company that closes before the maturity date. Due to the variable redemption feature, the share settlement provision was bifurcated from the 2025 Notes and recorded as a derivative liability. The day one derivative liability in 2025 was $3,392,000 and was recorded as a discount on the 2025 Notes. The Company recorded $21,097,000 in other expense during the three months ended March 31, 2026 to represent the change in fair value of the derivative liability. The Company paid $24,502 in deferred financing costs related to the 2025 Notes. Deferred financing costs are amortized over the term of the 2025 Notes. During the three months ended March 31, 2026, amortization expense related to the deferred financing costs and derivative liability was $901,217. As of March 31, 2026, the total unamortized debt discount was $2,396,851, which is expected to be amortized to interest expense in 2026.

During the period from March 12, 2026 to March 31, 2026, the Company issued $15,500,209 in convertible promissory notes (the “2026 Notes”). The 2026 Notes accrue interest at 12% per annum, beginning on the date the note proceeds were received by the Company from the note-holder and through the maturity date March 12, 2027. The 2026 Notes were to automatically convert into preferred shares upon an equity offering by the Company that closes before the maturity date. Due to the variable redemption feature, the share settlement provision was bifurcated from the 2026 Notes and recorded as a derivative liability. The day one derivative liability in 2026 was $4,559,000 and was recorded as a discount on the 2026 Notes. The Company paid $56,458 in deferred financing costs related to the 2026 Notes. Deferred financing costs are amortized over the term of the 2026 Notes. During the three months ended March 31, 2026, amortization expense related to the deferred financing costs and derivative liability was $372,387. As of March 31, 2026, the total unamortized debt discount was $4,240,673, which is expected to be amortized over the term of the 2026 Notes.

In connection with the issuance of the 2026 Notes, the Company issued a warrant to each of the two lead investors to purchase shares of preferred stock. Each warrant is exercisable for 709,845,703 shares of Series 2 Preferred Stock at an exercise price of $0.0001 per share. Each warrant shall have a term of five years. The warrants were bifurcated from the 2026 Notes and recorded as a warrant liability. The day one warrant liability of $1,516,000 was recorded as a discount on the 2026 Notes. The Company recorded $126,333 in interest expense during the three months ended March 31, 2026 to represent the debt discount of the warrant liability. As of March 31, 2026, the total unamortized debt discount was $1,389,667, which is expected to be amortized over the term of the 2026 Notes.

Interest expense for all convertible promissory notes was $252,487 and $63,099 for the three months ended March 31, 2026 and 2025, respectively.

9.	Convertible Securities

During the period from August 26, 2024 to January 10, 2025, the Company issued $4,772,907 in convertible promissory notes (the “2024 Notes”) of which $1,000,000 and $3,772,907 were issued in the years ended December 31, 2025 and 2024, respectively. The 2024 Notes accrue interest at 12% per annum, beginning on the date the note proceeds were received by the Company from the note-holder and through the maturity date August 26, 2025. The 2024 Notes were to automatically convert into preferred shares upon an equity offering by the Company that closes before the maturity date. Due to the variable redemption feature, the share settlement provision was bifurcated from the 2024 Notes and recorded as a derivative liability. The day one derivative liability was $289,000 and $1,050,000 in 2025 and 2024, respectively and was recorded as a discount on the 2024 Notes. The Company recorded $135,000 and $2,000 in other expense during the years ended December 31, 2025 and 2024, respectively to represent the debt discount of the derivative liability. The Company paid $116,440 in deferred financing costs related to the 2024 Notes. Deferred financing costs are amortized over the term of the 2024 Notes. Amortization expense related to the deferred financing costs was $16,655 and $27,614 for the years ended December 31, 2025 and 2024, respectively.

On February 14, 2025 the 2024 Notes and accrued interest of $169,711 converted into 6,027,707,347 and 4,059,267,542 shares of Series 2-B and Series 2-C preferred stock, respectively at a conversion price of $0.00049 per share. The fair value of the Series 2-B and Series 2-C preferred stock was approximately $8,553,000 at the conversion date resulting in a loss on extinguishment of approximately $3,071,000 and was recorded as a component of other expense on the consolidated statements of operations and comprehensive loss.

During the period from November 28, 2025 to December 22, 2025, the Company issued $5,353,018 in convertible promissory notes (the “2025 Notes”). The 2025 Notes accrue interest at 12% per annum, beginning on the date the note proceeds were received by the Company from the note-holder and through the maturity date November 28, 2026. The 2025 Notes were to automatically convert into preferred shares upon an equity offering by the Company that closes before the maturity date. Due to the variable redemption feature, the share settlement provision was bifurcated from the 2025 Notes and recorded as a derivative liability. The day one derivative liability in 2025 was $3,392,000 and was recorded as a discount on the 2025 Notes. The Company recorded $4,000 in other expense during the year ended December 31, 2025 to represent the debt discount of the derivative liability. The Company paid $24,502 in deferred financing costs related to the 2025 Notes. Deferred financing costs are amortized over the term of the 2025 Notes. During 2025, amortization expense related to the deferred financing costs and derivative liability was $366,988. As of December 31, 2025, the total unamortized debt discount was $3,295,670, which is expected to be amortized to interest expense in 2026.